Trade and Other Payables	12 Months Ended
Mar. 31, 2025
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES
13	TRADE AND OTHER PAYABLES

	As of 31 March 2024	As of 31 March 2025
	USD’000	USD’000
Trade payables – third parties	7,341	3,290
Trade payables – related parties	282	-
Other payables – third parties	7,652	506
Other tax payable	30	46
VAT payable	28	148
Accruals	1,353	1,403
Total trade and other payables	16,686	5,393

Trade payables are non-interest bearing and the normal credit terms granted to the Company ranged from 30 to 60 days (2024: 30 to 60 days) from the date of invoice.

Other payables consist with payable to a third party and advance payments. Both account balance are expected to be paid or satisfy the performance within in the next 12 months and interest free.

Accruals consist mainly of accrued commission charged, accrued service fees and provisions for staff severance.

Information of financial risks of the trade and other payables were disclosed in Note 29 to the financial statements.